Capital Management and Risk Policies - Summary of Maximum Exposure to Credit Risk on Assests (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Retail Portfolio | Gross Carrying amount | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	$ 425,792,285	$ 480,439,730	$ 512,691,492
Retail Portfolio | Gross Carrying amount | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	389,429,872	433,722,384	479,431,987
Retail Portfolio | Gross Carrying amount | Less than 1 Month | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	11,494,437	11,861,749	11,915,088
Retail Portfolio | Gross Carrying amount | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	4,057,789	4,344,289	3,076,452
Retail Portfolio | Gross Carrying amount | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	4,537,430	3,027,636	1,929,130
Retail Portfolio | Gross Carrying amount | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	16,272,757	27,483,672	16,338,835
Retail Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	345,057,548	325,381,583
Retail Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	338,150,700	320,364,389
Retail Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | Less than 1 Month | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	6,906,848	5,017,194
Retail Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	0	0
Retail Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	0	0
Retail Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	0	0
Retail Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	59,478,106	118,320,003
Retail Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	48,504,317	107,481,301
Retail Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | Less than 1 Month | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	3,991,341	5,631,652
Retail Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	3,574,414	3,453,046
Retail Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	3,408,034	1,754,004
Retail Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	0	0
Retail Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	21,256,631	36,738,144
Retail Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	2,774,855	5,876,694
Retail Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | Less than 1 Month | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	596,248	1,212,903
Retail Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	483,375	891,243
Retail Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,129,396	1,273,632
Retail Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	16,272,757	27,483,672
Retail Portfolio | Net Carrying amount | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	383,879,311	419,619,318	443,665,727
Loss allowance	(41,912,974)	(60,820,412)	(69,025,765)
Retail Portfolio | Net Carrying amount | Stage 1 | 12-month ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	331,257,583	313,995,641
Loss allowance	(13,799,965)	(11,385,942)
Retail Portfolio | Net Carrying amount | Stage 2 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	49,028,831	98,807,414
Loss allowance	(10,449,275)	(19,512,589)
Retail Portfolio | Net Carrying amount | Stage 3 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	3,592,897	6,816,263
Loss allowance	(17,663,734)	(29,921,881)
Retail like Portfolio
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	8,072,703	8,236,841	13,295,225	$ 12,064,685
Retail like Portfolio | Stage 1 | 12-month ECL
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	4,460,088	502,138	1,644,197	1,412,677
Retail like Portfolio | Stage 2 | Lifetime ECL
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	853,819	2,651,733	6,265,275	586,483
Retail like Portfolio | Stage 3 | Lifetime ECL
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	2,758,796	5,082,970	5,385,753	10,065,525
Retail like Portfolio | Gross Carrying amount | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	308,734,932	341,603,166	356,107,882
Retail like Portfolio | Gross Carrying amount | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	300,015,728	332,411,365	346,717,647
Retail like Portfolio | Gross Carrying amount | Less than 1 Month | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	4,352,549	3,582,700	5,083,637
Retail like Portfolio | Gross Carrying amount | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,163,779	754,843	636,424
Retail like Portfolio | Gross Carrying amount | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	633,270	515,614	179,077
Retail like Portfolio | Gross Carrying amount | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	2,569,606	4,338,644	3,491,097
Retail like Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	288,484,385	301,237,408
Retail like Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	285,232,375	299,083,771
Retail like Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | Less than 1 Month | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	3,252,010	2,153,637
Retail like Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	0	0
Retail like Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	0	0
Retail like Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	0	0
Retail like Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	15,853,245	33,113,283
Retail like Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	13,791,961	31,221,936
Retail like Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | Less than 1 Month | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	765,050	1,026,827
Retail like Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	984,980	591,067
Retail like Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	311,254	273,453
Retail like Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	0	0
Retail like Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	4,397,302	7,252,475
Retail like Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	991,392	2,105,658
Retail like Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | Less than 1 Month | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	335,489	402,236
Retail like Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	178,799	163,776
Retail like Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	322,016	242,161
Retail like Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	2,569,606	4,338,644
Retail like Portfolio | Net Carrying amount | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	300,662,229	333,366,325	342,812,657
Loss allowance	(8,072,703)	(8,236,841)	(13,295,225)
Retail like Portfolio | Net Carrying amount | Stage 1 | 12-month ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	284,024,297	300,735,270
Loss allowance	(4,460,088)	(502,138)
Retail like Portfolio | Net Carrying amount | Stage 2 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	14,999,426	30,461,550
Loss allowance	(853,819)	(2,651,733)
Retail like Portfolio | Net Carrying amount | Stage 3 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,638,506	2,169,505
Loss allowance	(2,758,796)	(5,082,970)
Wholesale Portfolio | Gross Carrying amount | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	910,274,538	1,002,801,931	817,671,439
Wholesale Portfolio | Gross Carrying amount | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	406,853	1,422,154	2,340,836
Wholesale Portfolio | Gross Carrying amount | A | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	908,906,926	1,000,961,837	812,383,746
Wholesale Portfolio | Gross Carrying amount | B1 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	960,759	417,940	2,946,857
Wholesale Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	903,893,469	967,578,509
Wholesale Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	0	0
Wholesale Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | A | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	903,893,469	967,578,509
Wholesale Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | B1 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	0	0
Wholesale Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	5,974,216	33,801,268
Wholesale Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | Default
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	0
Wholesale Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure		0
Wholesale Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | A | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	5,013,457	33,383,328
Wholesale Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | B1 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	960,759	417,940
Wholesale Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	406,853	1,422,154
Wholesale Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	406,853	1,422,154
Wholesale Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | A | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	0	0
Wholesale Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | B1 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	0	0
Wholesale Portfolio | Net Carrying amount | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	906,765,749	997,903,272	808,293,187
Loss allowance	(3,508,789)	(4,898,659)	(9,378,252)
Wholesale Portfolio | Net Carrying amount | Stage 1 | 12-month ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	901,082,315	964,724,419
Loss allowance	(2,811,154)	(2,854,090)
Wholesale Portfolio | Net Carrying amount | Stage 2 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	5,547,729	33,178,070
Loss allowance	(426,487)	(623,198)
Wholesale Portfolio | Net Carrying amount | Stage 3 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	135,705	783
Loss allowance	(271,148)	(1,421,371)
Naranja ECL
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	16,468,558	18,763,655	18,068,601	29,673,977
Naranja ECL | Stage 1 | 12-month ECL
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	7,874,190	11,059,883	10,901,355	8,099,136
Naranja ECL | Stage 2 | Lifetime ECL
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	3,297,262	2,449,329	1,732,257	2,818,599
Naranja ECL | Stage 3 | Lifetime ECL
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	5,297,106	5,254,443	5,434,989	$ 18,756,242
Naranja ECL | Gross Carrying amount | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	343,673,202	360,555,380	276,526,164
Naranja ECL | Gross Carrying amount | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	306,190,124	329,892,757	256,552,154
Naranja ECL | Gross Carrying amount | Less than 1 Month | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	19,440,889	15,737,905	10,332,004
Naranja ECL | Gross Carrying amount | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	6,827,555	4,724,469	2,648,967
Naranja ECL | Gross Carrying amount | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	2,934,277	2,473,086	1,186,546
Naranja ECL | Gross Carrying amount | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	8,280,357	7,727,163	5,806,493
Naranja ECL | Gross Carrying amount | Stage 1 | 12-month ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	322,206,755	340,540,087
Naranja ECL | Gross Carrying amount | Stage 1 | 12-month ECL | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	303,711,671	325,828,310
Naranja ECL | Gross Carrying amount | Stage 1 | 12-month ECL | Less than 1 Month | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	18,495,084	14,711,777
Naranja ECL | Gross Carrying amount | Stage 1 | 12-month ECL | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	0	0
Naranja ECL | Gross Carrying amount | Stage 1 | 12-month ECL | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	0	0
Naranja ECL | Gross Carrying amount | Stage 1 | 12-month ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	0	0
Naranja ECL | Gross Carrying amount | Stage 2 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	12,305,463	11,384,395
Naranja ECL | Gross Carrying amount | Stage 2 | Lifetime ECL | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,995,712	3,505,494
Naranja ECL | Gross Carrying amount | Stage 2 | Lifetime ECL | Less than 1 Month | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	806,646	863,047
Naranja ECL | Gross Carrying amount | Stage 2 | Lifetime ECL | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	6,682,840	4,626,519
Naranja ECL | Gross Carrying amount | Stage 2 | Lifetime ECL | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	2,820,265	2,389,335
Naranja ECL | Gross Carrying amount | Stage 2 | Lifetime ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	0	0
Naranja ECL | Gross Carrying amount | Stage 3 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	9,160,984	8,630,898
Naranja ECL | Gross Carrying amount | Stage 3 | Lifetime ECL | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	482,741	558,953
Naranja ECL | Gross Carrying amount | Stage 3 | Lifetime ECL | Less than 1 Month | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	139,159	163,081
Naranja ECL | Gross Carrying amount | Stage 3 | Lifetime ECL | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	144,715	97,950
Naranja ECL | Gross Carrying amount | Stage 3 | Lifetime ECL | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	114,012	83,751
Naranja ECL | Gross Carrying amount | Stage 3 | Lifetime ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	8,280,357	7,727,163
Naranja ECL | Net Carrying amount | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	327,204,644	341,791,725	258,457,563
Loss allowance	(16,468,558)	(18,763,655)	$ (18,068,601)
Naranja ECL | Net Carrying amount | Stage 1 | 12-month ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	314,332,565	329,480,204
Loss allowance	(7,874,190)	(11,059,883)
Naranja ECL | Net Carrying amount | Stage 2 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	9,008,201	8,935,066
Loss allowance	(3,297,262)	(2,449,329)
Naranja ECL | Net Carrying amount | Stage 3 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	3,863,878	3,376,455
Loss allowance	$ (5,297,106)	$ (5,254,443)